Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON WEALTHBUILDER FUND
Supplement to the Prospectus, Summary Prospectus
and Statement of Additional Information dated April 26, 2024
Effective September 1, 2024, the Prospectus, the Summary Prospectus and the Statement of Additional Information dated April 26, 2024 of the Baron WealthBuilder Fund® (the “Fund”) is modified as follows:
All references to “Baron New Asia Fund” in the Prospectus, the Summary Prospectus and the Statement of Additional Information are changed to “Baron India Fund.”
On page 14 of the Prospectus, the paragraph under “Additional Investment Strategies,” which reads: “Baron New Asia Fund may invest up to 20% of its total assets directly in the securities of U.S. issuers. In addition, the Fund may invest without limitation in the securities of non‑U.S. issuers in U.S. denominated form known as American Depository Receipts, Global Depository Receipts and other types of depository receipts with respect to issuers located in Asia.” is hereby deleted and replaced with the following paragraph:
“Baron India Fund may invest up to 20% of its total assets directly in the securities of U.S. issuers. In addition, the Fund may invest without limitation in the securities of non‑U.S. issuers in U.S. denominated form known as American Depository Receipts, Global Depository Receipts and other types of depository receipts with respect to issuers located in India.”

Baron WealthBuilder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON WEALTHBUILDER FUND
Supplement to the Prospectus, Summary Prospectus
and Statement of Additional Information dated April 26, 2024
Effective September 1, 2024, the Prospectus, the Summary Prospectus and the Statement of Additional Information dated April 26, 2024 of the Baron WealthBuilder Fund® (the “Fund”) is modified as follows:
All references to “Baron New Asia Fund” in the Prospectus, the Summary Prospectus and the Statement of Additional Information are changed to “Baron India Fund.”
On page 14 of the Prospectus, the paragraph under “Additional Investment Strategies,” which reads: “Baron New Asia Fund may invest up to 20% of its total assets directly in the securities of U.S. issuers. In addition, the Fund may invest without limitation in the securities of non‑U.S. issuers in U.S. denominated form known as American Depository Receipts, Global Depository Receipts and other types of depository receipts with respect to issuers located in Asia.” is hereby deleted and replaced with the following paragraph:
“Baron India Fund may invest up to 20% of its total assets directly in the securities of U.S. issuers. In addition, the Fund may invest without limitation in the securities of non‑U.S. issuers in U.S. denominated form known as American Depository Receipts, Global Depository Receipts and other types of depository receipts with respect to issuers located in India.”